GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares

of the Goldman Sachs Core Fixed Income Fund

and Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares of the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated December 1, 2014 to the

Prospectus dated July 29, 2014, as supplemented to date (the “Prospectus”)

Goldman Sachs Asset Management, L.P., the Funds’ Investment Adviser (the “Investment Adviser”), has agreed to (i) with respect to the Goldman Sachs Core Fixed Income Fund, reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets; and (ii) with respect to the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund), waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund.

Effective December 1, 2014, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%		0.39%		0.39%		0.39%	0.39%		0.39%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.19%		0.19%		0.10%		0.59%	0.19%		0.19%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.19%		0.19%		0.10%		0.09%	0.19%		0.19%
Total Annual Fund Operating Expenses	0.83%		1.58%		0.49%		0.98%	0.58%		1.08%
Expense Limitation[3]	(0.05)%		(0.05)%		(0.05)%		(0.05)%	(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.78%		1.53%		0.44%		0.93%	0.53%		1.03%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$452	$625	$814	$1,357
Class C Shares
– Assuming complete redemption at end of period	$256	$494	$856	$1,874
– Assuming no redemption	$156	$494	$856	$1,874
Institutional Shares	$45	$152	$269	$611
Service Shares	$95	$307	$537	$1,197
Class IR Shares	$54	$181	$319	$721
Class R Shares	$105	$339	$591	$1,313

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Bond Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%		0.45%		0.45%		0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.35%		0.35%		0.25%		0.76%	0.35%		0.33%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.35%		0.35%		0.25%		0.26%	0.35%		0.33%
Total Annual Fund Operating Expenses	1.05%		1.80%		0.70%		1.21%	0.80%		1.28%
Fee Waiver and Expense Limitation[3]	(0.26)%		(0.26)%		(0.25)%		(0.26)%	(0.26)%		(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.79%		1.54%		0.45%		0.95%	0.54%		1.04%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Bond Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$453	$672	$908	$1,587
Class C Shares
– Assuming complete redemption at end of period	$257	$541	$951	$2,095
– Assuming no redemption	$157	$541	$951	$2,095
Institutional Shares	$46	$199	$365	$847
Service Shares	$97	$358	$640	$1,443
Class IR Shares	$55	$229	$419	$966
Class R Shares	$106	$382	$679	$1,524